Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. – CALIBRATED DIVIDEND GROWTH FUND February 29, 2020

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.22%

Aerospace & Defense 5.31%

General Dynamics Corp.	149,300	$23,842
L3Harris Technologies, Inc.	167,700	33,159
Northrop Grumman Corp.	103,300	33,969
United Technologies Corp.	257,100	33,575
Total		124,545

Banks 2.28%

JPMorgan Chase & Co.	432,400	50,206
Prosperity Bancshares, Inc.	49,600	3,204
Total		53,410

Beverages 4.11%

Coca-Cola Co. (The)	796,479	42,603
PepsiCo, Inc.	408,602	53,948
Total		96,551

Biotechnology 1.91%

AbbVie, Inc.	523,307	44,853

Capital Markets 4.46%

Ameriprise Financial, Inc.	229,900	32,485
BlackRock, Inc.	83,500	38,661
S&P Global, Inc.	126,300	33,585
Total		104,731

Chemicals 4.78%

Air Products & Chemicals, Inc.	141,300	31,031
Linde plc (Ireland)(a)	124,200	23,724
PPG Industries, Inc.	240,586	25,129
Sherwin-Williams Co. (The)	62,450	32,271
Total		112,155

Commercial Services & Supplies 1.23%

Waste Management, Inc.	260,200	28,833

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. – CALIBRATED DIVIDEND GROWTH FUND February 29, 2020

Investments	Shares	Fair Value (000)
Diversified Telecommunication Services 4.43%

AT&T, Inc.	1,432,864	$50,465
Verizon Communications, Inc.	990,500	53,646
Total		104,111

Electric: Utilities 1.98%

NextEra Energy, Inc.	183,800	46,457

Electrical Equipment 0.77%

Hubbell, Inc.	136,000	18,121

Entertainment 1.53%

Walt Disney Co. (The)	305,000	35,883

Food & Staples Retailing 4.88%

Costco Wholesale Corp.	137,000	38,516
Sysco Corp.	427,800	28,513
Walmart, Inc.	441,870	47,581
Total		114,610

Health Care Equipment & Supplies 6.84%

Abbott Laboratories	827,200	63,719
Danaher Corp.	241,100	34,858
Medtronic plc (Ireland)(a)	615,803	61,993
Total		160,570

Health Care Providers & Services 1.87%

AmerisourceBergen Corp.	270,400	22,800
UnitedHealth Group, Inc.	83,100	21,187
Total		43,987

Hotels, Restaurants & Leisure 1.17%

McDonald’s Corp.	141,226	27,422

Household Products 2.70%

Procter & Gamble Co. (The)	560,400	63,454

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. – CALIBRATED DIVIDEND GROWTH FUND February 29, 2020

Investments	Shares	Fair Value (000)
Information Technology Services 6.42%

Accenture plc Class A (Ireland)(a)	196,200	$35,432
Automatic Data Processing, Inc.	251,100	38,855
International Business Machines Corp.	217,800	28,346
Visa, Inc. Class A	264,100	48,003
Total		150,636

Insurance 2.57%

Chubb Ltd. (Switzerland)(a)	284,000	41,188
RenaissanceRe Holdings Ltd.	112,000	19,085
Total		60,273

Machinery 4.35%

Cummins, Inc.	165,700	25,069
Dover Corp.	222,300	22,839
Illinois Tool Works, Inc.	167,800	28,153
Stanley Black & Decker, Inc.	181,800	26,125
Total		102,186

Media 2.31%

Comcast Corp. Class A	1,342,100	54,261

Multi-Line Retail 1.33%

Target Corp.	302,600	31,168

Multi-Utilities 2.39%

CMS Energy Corp.	432,000	26,102
WEC Energy Group, Inc.	326,200	30,118
Total		56,220

Oil, Gas & Consumable Fuels 3.12%

Chevron Corp.	463,662	43,278
ONEOK, Inc.	160,000	10,675
Total SA ADR	447,900	19,323
Total		73,276

Pharmaceuticals 2.99%

Johnson & Johnson	352,523	47,407

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. – CALIBRATED DIVIDEND GROWTH FUND February 29, 2020

Investments	Shares	Fair Value (000)
Pharmaceuticals (continued)
Merck & Co., Inc.	296,600	$22,708
Total		70,115

Road & Rail 3.25%

J.B. Hunt Transport Services, Inc.	200,900	19,375
Union Pacific Corp.	356,200	56,924
Total		76,299

Semiconductors & Semiconductor Equipment 7.31%

Analog Devices, Inc.	465,600	50,774
Microchip Technology, Inc.	401,767	36,444
QUALCOMM, Inc.	334,226	26,170
Texas Instruments, Inc.	345,100	39,390
Xilinx, Inc.	225,900	18,860
Total		171,638

Software 4.59%

Microsoft Corp.	665,600	107,834

Specialty Retail 4.20%

Lowe’s Cos., Inc.	441,675	47,069
Ross Stores, Inc.	184,100	20,026
TJX Cos., Inc. (The)	526,400	31,479
Total		98,574

Technology Hardware, Storage & Peripherals 1.24%

Apple, Inc.	106,800	29,195

Textiles, Apparel & Luxury Goods 1.98%

NIKE, Inc. Class B	519,600	46,442

Tobacco 0.92%

Philip Morris International, Inc.	264,400	21,646
Total Common Stocks (cost $2,121,334,361)		2,329,456

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. – CALIBRATED DIVIDEND GROWTH FUND February 29, 2020

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.69%

Repurchase Agreement

Repurchase Agreement dated 2/28/2020, 0.85% due 3/2/2020 with Fixed Income Clearing Corp. collateralized by $16,240,000 of U.S. Treasury Note at 2.625% due 6/15/2021; value: $16,619,513; proceeds: $16,292,843 (cost $16,291,689)	$16,292	$16,292

Total Investments in Securities 99.91% (cost $2,137,626,050)		2,345,748

Cash and Other Assets in Excess of Liabilities(b) 0.09%		2,024

Net Assets 100.00%		$2,347,772

ADR	American Depositary Receipt.
(a)	Foreign security traded in U.S. dollars.
(b)	Cash and Other Assets in Excess of Liabilities include net unrealized depreciation on futures contracts as follows:

Open Futures Contracts at February 29, 2020:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
E- Mini S&P 500 Index	March 2020	110	Long	$18,186,331	$16,231,050	$(1,955,281)

The following is a summary of the inputs used as of February 29, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$2,329,456	$—	$—	$2,329,456
Short-Term Investment
Repurchase Agreement	—	16,292	—	16,292
Total	$2,329,456	$16,292	$—	$2,345,748
Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(1,955)	—	—	(1,955)
Total	$(1,955)	$—	$—	$(1,955)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND February 29, 2020

Investments	Shares	Fair Value (000)
COMMON STOCKS 98.86%

Aerospace & Defense 5.26%

CAE, Inc. (Canada)(a)	304,411	$8,161
L3Harris Technologies, Inc.	57,871	11,443
TransDigm Group, Inc.	26,668	14,876
Total		34,480

Banks 0.72%

First Republic Bank	46,974	4,724

Beverages 1.33%

Brown-Forman Corp. Class B	141,478	8,688

Biotechnology 3.95%

Amarin Corp. plc ADR*	161,071	2,363
BioMarin Pharmaceutical, Inc.*	59,179	5,348
Myovant Sciences Ltd. (United Kingdom)*(a)	141,093	1,453
Natera, Inc.*	112,019	4,246
Neurocrine Biosciences, Inc.*	56,659	5,366
Sarepta Therapeutics, Inc.*	23,528	2,693
Seattle Genetics, Inc.*	38,849	4,424
Total		25,893

Building Products 0.85%

Allegion plc (Ireland)(a)	48,261	5,550

Capital Markets 2.83%

MarketAxess Holdings, Inc.	24,054	7,801
Moody’s Corp.	14,597	3,504
MSCI, Inc.	24,615	7,272
Total		18,577

Chemicals 0.48%

FMC Corp.	34,005	3,166

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND February 29, 2020

Investments	Shares	Fair Value (000)
Commercial Services & Supplies 0.56%

Healthcare Services Group, Inc.	133,638	$3,680

Construction Materials 1.73%

Vulcan Materials Co.	94,565	11,372

Consumer Finance 0.82%

SLM Corp.	518,603	5,378

Containers & Packaging 1.57%

Avery Dennison Corp.	43,112	4,936
Ball Corp.	76,259	5,373
Total		10,309

Diversified Consumer Services 0.99%

Service Corp. International	135,618	6,481

Electrical Equipment 2.70%

AMETEK, Inc.	113,547	9,765
Hubbell, Inc.	59,690	7,953
Total		17,718

Electronic Equipment, Instruments & Components 1.69%

Keysight Technologies, Inc.*	64,867	6,147
Trimble, Inc.*	125,386	4,950
Total		11,097

Equity Real Estate Investment Trusts 2.34%

SBA Communications Corp.	57,888	15,346

Health Care Equipment & Supplies 5.20%

ABIOMED, Inc.*	21,607	3,247
Align Technology, Inc.*	50,157	10,952
DexCom, Inc.*	21,899	6,044
Edwards Lifesciences Corp.*	3,148	645

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND February 29, 2020

Investments	Shares	Fair Value (000)
Health Care Equipment & Supplies (continued)

Insulet Corp.*	22,799	$4,331
Teleflex, Inc.	26,608	8,914
Total		34,133

Health Care Providers & Services 2.40%

Centene Corp.*	215,116	11,405
Guardant Health, Inc.*	50,195	4,365
Total		15,770

Hotels, Restaurants & Leisure 4.09%

Aramark	274,592	9,539
Chipotle Mexican Grill, Inc.*	9,383	7,259
Norwegian Cruise Line Holdings Ltd.*	123,249	4,592
Vail Resorts, Inc.	25,523	5,427
Total		26,817

Household Products 1.34%

Church & Dwight Co., Inc.	126,738	8,811

Industrial Conglomerates 1.10%

Roper Technologies, Inc.	20,589	7,241

Information Technology Services 13.69%

Euronet Worldwide, Inc.*	54,728	6,789
Fidelity National Information Services, Inc.	163,420	22,833
FleetCor Technologies, Inc.*	41,742	11,095
Genpact Ltd.	238,951	9,190
Global Payments, Inc.	127,803	23,512
Square, Inc. Class A*	43,973	3,664
Twilio, Inc. Class A*	55,002	6,195
Wix.com Ltd. (Israel)*(a)	48,880	6,551
Total		89,829

Insurance 2.80%

Axis Capital Holdings Ltd.	70,084	3,933
Goosehead Insurance, Inc. Class A	131,058	7,109
RenaissanceRe Holdings Ltd.	43,006	7,328
Total		18,370

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND February 29, 2020

Investments	Shares		Fair Value (000)
Interactive Media & Services 2.09%

IAC/InterActiveCorp.*		46,973	$9,580
Twitter, Inc.*		124,986	4,149
Total			13,729

Internet & Direct Marketing Retail 0.10%

RealReal, Inc. (The)*		48,696	681

Life Sciences Tools & Services 3.08%

10X Genomics, Inc. Class A*		28,700	2,287
Agilent Technologies, Inc.		75,203	5,796
Bio-Rad Laboratories, Inc. Class A*		13,042	4,591
Charles River Laboratories International, Inc.*		48,208	7,500
Total			20,174

Machinery 2.18%

Fortive Corp.		103,415	7,152
Stanley Black & Decker, Inc.		49,718	7,145
Total			14,297

Multi-Line Retail 3.44%

Dollar General Corp.		101,545	15,262
Dollar Tree, Inc.*		87,748	7,286
Total			22,548

Oil, Gas & Consumable Fuels 0.79%

Cimarex Energy Co.		79,488	2,627
Parsley Energy, Inc. Class A		189,878	2,544
Total			5,171

Personal Products 0.69%

Shiseido Co., Ltd.(b)	JPY	75,414	4,501

Pharmaceuticals 1.60%

Zoetis, Inc.		78,974	10,522

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND February 29, 2020

Investments	Shares	Fair Value (000)
Professional Services 1.94%

CoStar Group, Inc.*	19,063	$12,726

Road & Rail 2.51%

J.B. Hunt Transport Services, Inc.	74,553	7,190
Old Dominion Freight Line, Inc.	30,119	5,837
Saia, Inc.*	39,257	3,428
Total		16,455

Semiconductors & Semiconductor Equipment 5.83%

Advanced Micro Devices, Inc.*	206,804	9,405
Analog Devices, Inc.	83,189	9,072
Lam Research Corp.	39,993	11,735
Xilinx, Inc.	95,889	8,006
Total		38,218

Software 9.39%

Anaplan, Inc.*	69,359	3,117
New Relic, Inc.*	44,608	2,510
Palo Alto Networks, Inc.*	29,865	5,514
RingCentral, Inc. Class A*	78,160	18,426
ServiceNow, Inc.*	30,184	9,843
Slack Technologies, Inc. Class A*	98,625	2,665
Splunk, Inc.*	85,155	12,546
Zendesk, Inc.*	88,357	7,007
Total		61,628

Specialty Retail 5.65%

Burlington Stores, Inc.*	64,100	13,862
O’Reilly Automotive, Inc.*	40,743	15,023
Tractor Supply Co.	92,714	8,206
Total		37,091

Textiles, Apparel & Luxury Goods 1.13%

Canada Goose Holdings, Inc. (Canada)*(a)	45,768	1,262
Carter’s, Inc.	52,004	4,757
Lululemon Athletica, Inc. (Canada)*(a)	6,348	1,380
Total		7,399
Total Common Stocks (cost $474,253,422)		648,570

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND February 29, 2020

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 1.68%

Repurchase Agreement

Repurchase Agreement dated 2/28/2020, 0.85% due 3/2/2020 with Fixed Income Clearing Corp. collateralized by by $11,065,000 of U.S. Treasury Note at 2.25% due 4/30/2021; value: $11,278,278; proceeds: $11,053,770 (cost $11,052,987)	$11,053	$11,053

Total Investments in Securities 100.54% (cost $485,306,409)		659,623

Liabilities in Excess of Cash and Other Assets (0.54)%		(3,548)

Net Assets 100.00%		$656,075

JPY	Japanese yen.
ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.

The following is a summary of the inputs used as of February 29, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$648,570	$—	$—	$648,570
Short-Term Investment
Repurchase Agreement	—	11,053	—	11,053
Total	$648,570	$11,053	$—	$659,623

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND February 29, 2020

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.27%

Aerospace & Defense 1.55%

Triumph Group, Inc.	529,254	$10,056

Airlines 0.90%

Hawaiian Holdings, Inc.	280,700	5,861

Auto Components 1.25%

Dorman Products, Inc.*	133,795	8,113

Automobiles 1.64%

Thor Industries, Inc.	141,127	10,642

Banks 14.44%

Bancorp, Inc. (The)*	799,271	9,727
Bank of Hawaii Corp.	124,100	9,235
BankUnited, Inc.	330,200	9,807
Camden National Corp.	234,990	9,637
Columbia Banking System, Inc.	187,700	6,232
Opus Bank	483,026	11,433
Prosperity Bancshares, Inc.	129,500	8,366
Sterling Bancorp	634,900	10,527
TCF Financial Corp.	263,859	9,615
Valley National Bancorp	967,957	9,002
Total		93,581

Building Products 1.72%

Masonite International Corp. *	151,503	11,135

Capital Markets 7.77%

Brightsphere Investment Group, Inc.*	1,049,233	9,810
Federated Hermes, Inc. Class B	167,900	4,844
Golub Capital BDC, Inc.	608,224	10,133
Moelis & Co. Class A	246,900	7,891
TPG Specialty Lending, Inc.	366,180	7,668
Victory Capital Holdings, Inc. Class A	506,600	10,015
Total		50,361

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND February 29, 2020

Investments	Shares	Fair Value (000)
Chemicals 4.87%

AdvanSix, Inc.*	432,230	$6,280
Chase Corp.	97,700	8,675
PolyOne Corp.	322,084	7,975
Valvoline, Inc.	442,400	8,627
Total		31,557

Commercial Services & Supplies 1.24%

Steelcase, Inc. Class A	493,700	8,008

Construction & Engineering 2.40%

Arcosa, Inc.	164,853	7,082
EMCOR Group, Inc.	110,501	8,500
Total		15,582

Electric: Utilities 3.02%

IDACORP, Inc.	100,964	9,757
Portland General Electric Co.	180,600	9,827
Total		19,584

Electronic Equipment, Instruments & Components 2.41%

Avnet, Inc.	269,000	8,253
Littelfuse, Inc.	46,000	7,345
Total		15,598

Energy Equipment & Services 1.52%

Cactus, Inc. Class A	230,700	6,300
Oceaneering International, Inc.*	339,700	3,581
Total		9,881

Equity Real Estate Investment Trusts 7.42%

First Industrial Realty Trust, Inc.	264,100	10,168
Highwoods Properties, Inc.	218,300	9,797
Outfront Media, Inc.	260,390	6,859
STAG Industrial, Inc.	383,800	10,739
Weingarten Realty Investors	390,800	10,524
Total		48,087

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND February 29, 2020

Investments	Shares	Fair Value (000)
Health Care Equipment & Supplies 1.44%

Natus Medical, Inc.*	347,497	$9,341

Health Care Providers & Services 1.43%

AMN Healthcare Services, Inc.*	125,900	9,266

Hotels, Restaurants & Leisure 0.98%

Cracker Barrel Old Country Store, Inc.	44,500	6,378

Household Products 1.82%

Spectrum Brands Holdings, Inc.	218,341	11,766

Information Technology Services 2.56%

CACI International, Inc. Class A*	31,700	7,767
MAXIMUS, Inc.	140,100	8,829
Total		16,596

Insurance 5.67%

Argo Group International Holdings Ltd.	190,800	10,734
Axis Capital Holdings Ltd.	191,200	10,730
Hanover Insurance Group, Inc. (The)	81,300	9,637
ProSight Global, Inc.*	418,843	5,613
Total		36,714

Leisure Products 2.18%

Malibu Boats, Inc. Class A*	320,751	14,094

Life Sciences Tools & Services 1.79%

Syneos Health, Inc.*	182,900	11,587

Machinery 6.70%

Alamo Group, Inc.	117,490	13,015
Columbus McKinnon Corp.	353,100	10,978
Crane Co.	141,490	9,614
Hillenbrand, Inc.	418,129	9,784
Total		43,391

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND February 29, 2020

Investments	Shares		Fair Value (000)
Media 2.47%

Entercom Communications Corp. Class A		1,954,700	$6,783
Nexstar Media Group, Inc. Class A		37,700	4,335
Scholastic Corp.		152,800	4,903
Total			16,021

Metals & Mining 0.83%

Lundin Mining Corp.(a)	CAD	1,051,500	5,366

Multi-Utilities 3.97%

Avista Corp.		208,648	9,838
Black Hills Corp.		88,743	6,407
NorthWestern Corp.		135,100	9,503
Total			25,748

Oil, Gas & Consumable Fuels 3.11%

MEG Energy Corp.*(a)	CAD	1,364,300	6,282
Par Pacific Holdings, Inc.*		478,066	7,931
WPX Energy, Inc.*		636,245	5,936
Total			20,149

Professional Services 1.03%

ICF International, Inc.		87,496	6,648

Real Estate Management & Development 1.26%

Marcus & Millichap, Inc.*		256,309	8,192

Road & Rail 3.60%

Landstar System, Inc.		117,628	11,877
Saia, Inc.*		131,075	11,444
Total			23,321

Semiconductors & Semiconductor Equipment 1.17%

Ichor Holdings Ltd.*		262,661	7,596

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND February 29, 2020

Investments	Shares	Fair Value (000)
Specialty Retail 3.21%

Urban Outfitters, Inc.*	465,019	$10,933
Williams-Sonoma, Inc.	158,328	9,878
Total		20,811

Textiles, Apparel & Luxury Goods 1.01%

Skechers U.S.A., Inc. Class A*	197,971	6,549

Thrifts & Mortgage Finance 0.89%

Essent Group Ltd.	131,700	5,747
Total Common Stocks (cost $682,563,966)		643,327

	Principal Amount (000)
SHORT-TERM INVESTMENT 1.15%

Repurchase Agreement

Repurchase Agreement dated 2/28/2020, 0.85% due 3/2/2020 with Fixed Income Clearing Corp. collateralized by $7,450,000 of U.S. Treasury Note at 2.25% due 4/30/2021; value: $7,593,599; proceeds: $7,442,988 (cost $7,442,461)	$7,442	7,442

Total Investments in Securities 100.42% (cost $690,006,427)		650,769

Liabilities in Excess of Cash, Foreign Cash and Other Assets (0.42)%		(2,734)

Net Assets 100.00%		$648,035

CAD	Canadian dollar.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND February 29, 2020

The following is a summary of the inputs used as of February 29, 2020 in valuing the Fund's investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$643,327	$—	$—	$643,327
Short-Term Investment
Repurchase Agreement	—	7,442	—	7,442
Total	$643,327	$7,442	$—	$650,769

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Research Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on April 6, 1992. The Company consists of the following three separate funds (separately, a “Fund” and collectively, the “Funds”) and their respective classes: Lord Abbett Calibrated Dividend Growth Fund (“Calibrated Dividend Growth Fund”), Lord Abbett Growth Opportunities Fund (“Growth Opportunities Fund”) and Lord Abbett Small-Cap Value Series (“Small Cap Value Fund”).

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 -	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

Notes to Schedule of Investments (unaudited)(concluded)

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of February 29, 2020 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. FEDERAL TAX INFORMATION

It is the policy of Each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on each Fund’s, state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4.	SUBSEQUENT EVENT

On January 30, 2020, the Board of Directors of the Company approved the name change for Lord Abbett Research Fund - Calibrated Dividend Growth Fund to Lord Abbett Research Fund - Dividend Growth Fund. The name change was effective April 1, 2020.